Consolidated Statements of Stockholders' Equity (Parenthetical) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2021
Issuance of ordinary shares and pre-funded warrants, net of issuance cost	$ 4,531,040
Ordinary shares [member]
Issuance of ordinary shares and pre-funded warrants, net of issuance cost	$ 4,531,040	$ 10,126,959
Pre-funded Warrants
Issuance of ordinary shares and pre-funded warrants, net of issuance cost		1,099,412
Exercise of Warrants
Issuance of ordinary shares and pre-funded warrants, net of issuance cost		$ 1,099,412